Share-Based Payment (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Post-vesting forfeiture rate	5.00%	5.00%
Bottom of range [member]
Statement Line Items [Line Items]
Expected volatility	40.06%	40.51%	40.58%
Risk-free interest rate	1.61%	0.28%	0.11%
Post-vesting forfeiture rate			5.00%
Top of range [member]
Statement Line Items [Line Items]
Expected volatility	48.09%	48.25%	56.77%
Risk-free interest rate	1.73%	2.22%	2.00%
Post-vesting forfeiture rate			10.00%